Debt	12 Months Ended
Dec. 31, 2017
Debt
Debt

Note 12—Debt

The Company’s total debt at December 31, 2017 and 2016, amounted to $7,447 million and $6,803 million, respectively.

Short-term debt and current maturities of long-term debt

The Company’s “Short-term debt and current maturities of long-term debt” consisted of the following:

	December 31,
($ in millions)	2017	2016
Short-term debt (weighted-average interest rate of 2.7% and 3.3%, respectively)	327	135
Current maturities of long-term debt (weighted-average nominal interest rate of 2.0%
and 2.8%, respectively)	411	868
Total	738	1,003

Short-term debt primarily represents short-term loans from various banks and issued commercial paper.

At December 31, 2017, the Company had in place two commercial paper programs: a $2 billion Euro-commercial paper program for the issuance of commercial paper in a variety of currencies, and a $2 billion commercial paper program for the private placement of U.S. dollar denominated commercial paper in the United States. At December 31, 2017 and 2016, $259 million and $57 million, respectively, was outstanding under the $2 billion program in the United States.

In addition, the Company has a $2 billion multicurrency revolving credit facility, maturing in 2021, for general corporate purposes. Interest costs on drawings under the facility are LIBOR or EURIBOR (depending on the currency of the drawings) plus a margin of 0.20 percent, while commitment fees (payable on the unused portion of the facility) amount to 35 percent of the margin, which represents commitment fees of 0.07 percent per annum. Utilization fees, payable on drawings, amount to 0.075 percent per annum on drawings up to one-third of the facility, 0.15 percent per annum on drawings in excess of one-third but less than or equal to two-thirds of the facility, or 0.30 percent per annum on drawings over two-thirds of the facility. No amount was drawn at December 31, 2017 and 2016. The facility contains cross-default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the facility, at or above a specified threshold.

Long-term debt

The Company utilizes derivative instruments to modify the interest characteristics of its long-term debt. In particular, the Company uses interest rate swaps to effectively convert certain fixed-rate long-term debt into floating rate obligations. The carrying value of debt, designated as being hedged by fair value hedges, is adjusted for changes in the fair value of the risk component of the debt being hedged.

The following table summarizes the Company’s long-term debt considering the effect of interest rate swaps. Consequently, a fixed-rate debt subject to a fixed-to-floating interest rate swap is included as a floating rate debt in the table below:

	December 31,
	2017			2016
		Nominal	Effective		Nominal	Effective
($ in millions, except % data)	Balance	rate	rate	Balance	rate	rate
Floating rate	3,213	1.7%	0.6%	1,745	2.0%	1.3%
Fixed rate	3,907	3.5%	3.5%	4,923	2.9%	2.9%
	7,120			6,668
Current portion of long-term debt	(411)	2.0%	2.0%	(868)	2.8%	2.4%
Total	6,709			5,800

At December 31, 2017, the principal amounts of long-term debt repayable (excluding capital lease obligations) at maturity were as follows:

($ in millions)
2018	378
2019	1,553
2020	5
2021	1,275
2022	1,257
Thereafter	2,485
Total	6,953

Details of the Company’s outstanding bonds were as follows:

	December 31,
	2017			2016
		Nominal	Carrying		Nominal	Carrying
		outstanding	value(1)		outstanding	value(1)
		(in millions)			(in millions)
Bonds:
1.625% USD Notes, due 2017			—	USD	500	$500
4.25% AUD Notes, due 2017			—	AUD	400	$291
1.50% CHF Bonds, due 2018	CHF	350	$358	CHF	350	$342
2.625% EUR Instruments, due 2019	EUR	1,250	$1,493	EUR	1,250	$1,311
4.0% USD Notes, due 2021	USD	650	$644	USD	650	$643
2.25% CHF Bonds, due 2021	CHF	350	$378	CHF	350	$368
5.625% USD Notes, due 2021	USD	250	$270	USD	250	$274
2.875% USD Notes, due 2022	USD	1,250	$1,256	USD	1,250	$1,268
0.625% EUR Notes, due 2023	EUR	700	$834	EUR	700	$732
0.75% EUR Notes, due 2024	EUR	750	$889			—
4.375% USD Notes, due 2042	USD	750	$723	USD	750	$722
Total			$6,845			$6,451

(1)              USD carrying values include unamortized debt issuance costs, bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.

During 2017, the Company repaid at maturity the 1.625% USD Notes, due 2017, and the 4.25% AUD Notes, due 2017. The Company had entered into interest rate swaps to hedge its interest obligation on the 4.25% AUD Notes, due 2017. After considering the impact of such swaps, these bonds effectively became floating rate Australian dollar obligations and consequently have been shown as floating rate debt at December 31, 2016, in the table of long-term debt above.

The 1.50% CHF Bonds, due 2018, pay interest annually in arrears at a fixed annual rate of 1.5 percent. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled.

The 2.625% EUR Instruments, due 2019, pay interest annually in arrears at a fixed rate of 2.625 percent per annum.

The 4.0% USD Notes, due 2021, pay interest semi-annually in arrears, at a fixed annual rate of 4.0 percent, respectively. The Company may redeem these notes prior to maturity, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

The 2.25% CHF Bonds, due 2021, pay interest annually in arrears, at a fixed annual rate of 2.25 percent, respectively. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Swiss franc obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

The 5.625% USD Notes, due 2021, pay interest semi-annually in arrears at a fixed annual rate of 5.625 percent. The Company has the option to redeem the notes prior to maturity at the greater of (i) 100 percent of the principal amount of the notes to be redeemed, and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

The 2.875% USD Notes, due 2022, pay interest semi-annually in arrears at a fixed annual rate of 2.875 percent. The 4.375% USD Notes, due 2042, pay interest semi-annually in arrears at a fixed annual rate of 4.375 percent. The Company may redeem any of these notes prior to maturity, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date. These notes, registered with the U.S. Securities and Exchange Commission, were issued by ABB Finance (USA) Inc., a 100 percent owned finance subsidiary, and were fully and unconditionally guaranteed by ABB Ltd. There are no significant restrictions on the ability of the parent company to obtain funds from its subsidiaries by dividend or loan. In reliance on Rule 3-10 of Regulation S-X, the separate financial statements of ABB Finance (USA) Inc. are not provided. The Company has entered into interest rate swaps for an aggregate nominal amount of $1,050 million to partially hedge its interest obligations on the 2.875% USD Notes, due 2022. After considering the impact of such swaps, $1,050 million of the outstanding principal is shown as floating rate debt in the table of long-term debt above.

The 0.625% EUR Notes, due 2023, were issued in May 2016, with total net issuance proceeds of EUR 697 million (equivalent to approximately $807 million on date of issuance). These Notes pay interest annually in arrears at a fixed rate of 0.625 percent per annum. In 2017, the Company entered into interest rate swaps to hedge its interest on these bonds. After considering the impact of such swaps, these notes effectively became floating rate euro obligations and consequently have been shown as floating rate debt at December 31, 2017, in the table of long-term debt above.

In May 2017, the Company issued notes with an aggregate principal of EUR 750 million, due 2024. The notes pay interest annually in arrears at a fixed rate of 0.75 percent per annum. The Company recorded net proceeds (after underwriting fees) of EUR 745 million (equivalent to approximately $824 million on date of issuance). The Company entered into interest rate swaps to hedge its interest on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate euro obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

The Company’s bonds contain cross-default clauses which would allow the bondholders to demand repayment if the Company were to default on any borrowing at or above a specified threshold. Furthermore, all such bonds constitute unsecured obligations of the Company and rank pari passu with other debt obligations.

In addition to the bonds described above, included in long-term debt at December 31, 2017 and 2016, are capital lease obligations, bank borrowings of subsidiaries and other long-term debt, none of which is individually significant.